JPMorgan Active Small Cap Value ETF
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Aerospace & Defense — 1.4%
Cadre Holdings, Inc.	6,241	191,474
Moog, Inc., Class A	500	146,320
		337,794
Automobile Components — 1.3%
Dorman Products, Inc. *	887	92,567
Patrick Industries, Inc. (a)	1,938	215,254
		307,821
Banks — 18.7%
Associated Banc-Corp.	9,257	239,386
BancFirst Corp.	1,545	167,633
Camden National Corp.	5,358	254,237
City Holding Co.	1,192	142,468
Columbia Banking System, Inc.	10,936	299,974
First Commonwealth Financial Corp.	12,610	221,684
First Merchants Corp.	6,009	232,729
Independent Bank Corp.	7,468	248,684
NBT Bancorp, Inc.	4,070	173,301
Old National Bancorp	18,137	400,828
Old Second Bancorp, Inc.	4,189	84,450
Provident Financial Services, Inc.	16,376	346,516
QCR Holdings, Inc.	3,804	325,052
Simmons First National Corp., Class A	15,327	298,110
SouthState Bank Corp.	3,162	292,548
TriCo Bancshares	4,285	203,709
WesBanco, Inc.	8,624	297,442
WSFS Financial Corp.	4,227	276,699
		4,505,450
Beverages — 0.4%
Primo Brands Corp.	5,032	94,753
Building Products — 2.8%
AZZ, Inc.	1,887	236,120
Hayward Holdings, Inc. *	18,337	245,349
UFP Industries, Inc.	2,167	199,624
		681,093
Capital Markets — 2.2%
Donnelley Financial Solutions, Inc. *	7,014	330,640
Virtus Investment Partners, Inc.	1,501	201,659
		532,299
Chemicals — 4.6%
Avient Corp.	7,574	274,936
Hawkins, Inc.	469	72,038
HB Fuller Co.	5,541	341,769
Innospec, Inc.	2,481	181,163
Quaker Chemical Corp.	1,952	242,497
		1,112,403

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — 0.5%
UniFirst Corp.	459	115,480
Containers & Packaging — 1.0%
Myers Industries, Inc.	11,294	239,207
Diversified Consumer Services — 1.1%
Graham Holdings Co., Class B	258	272,773
Diversified REITs — 1.2%
Broadstone Net Lease, Inc.	5,598	102,275
Essential Properties Realty Trust, Inc.	6,580	199,769
		302,044
Electric Utilities — 1.7%
IDACORP, Inc.	1,274	182,144
Portland General Electric Co.	4,165	219,787
		401,931
Electrical Equipment — 0.4%
Thermon Group Holdings, Inc. *	1,750	88,200
Electronic Equipment, Instruments & Components — 7.6%
Ingram Micro Holding Corp.	12,369	288,321
Insight Enterprises, Inc. *	5,213	349,323
Plexus Corp. *	887	179,653
Ralliant Corp.	7,306	303,857
Sanmina Corp. *	2,766	358,584
ScanSource, Inc. *	9,708	352,401
		1,832,139
Energy Equipment & Services — 2.5%
Kodiak Gas Services, Inc.	5,389	314,287
Weatherford International plc	3,009	284,591
		598,878
Financial Services — 2.1%
PennyMac Financial Services, Inc.	2,469	215,791
Radian Group, Inc.	8,926	295,272
		511,063
Food Products — 0.5%
Dole plc	8,773	125,366
Gas Utilities — 2.8%
Chesapeake Utilities Corp.	1,813	229,109
ONE Gas, Inc.	3,372	290,430
Southwest Gas Holdings, Inc.	1,691	146,948
		666,487
Ground Transportation — 0.9%
Marten Transport Ltd.	16,300	214,019
Health Care Equipment & Supplies — 3.0%
ICU Medical, Inc. *	1,634	211,031

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Inmode Ltd. *	11,720	160,330
LivaNova plc *	5,479	348,245
		719,606
Health Care Providers & Services — 3.3%
Concentra Group Holdings Parent, Inc.	10,321	221,386
Encompass Health Corp.	2,540	245,694
Ensign Group, Inc. (The)	1,640	330,460
		797,540
Health Care REITs — 2.0%
American Healthcare REIT, Inc.	1,948	91,868
Sabra Health Care REIT, Inc.	11,395	219,126
Sila Realty Trust, Inc.	7,659	181,365
		492,359
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.	17,474	201,126
Hotels, Restaurants & Leisure — 0.8%
Brinker International, Inc. *	1,290	184,173
Household Durables — 2.2%
La-Z-Boy, Inc.	3,375	108,472
M/I Homes, Inc. *	2,108	258,125
Meritage Homes Corp.	2,617	161,835
		528,432
Household Products — 0.5%
Reynolds Consumer Products, Inc.	5,785	122,526
Insurance — 2.4%
Safety Insurance Group, Inc.	3,632	263,829
Selective Insurance Group, Inc.	4,173	314,602
		578,431
Interactive Media & Services — 3.6%
Angi, Inc., Class A *	17,526	120,053
Cars.com, Inc. *	42,660	346,399
MediaAlpha, Inc., Class A *	43,559	405,099
		871,551
Leisure Products — 0.7%
YETI Holdings, Inc. *	4,963	181,596
Life Sciences Tools & Services — 0.5%
Bruker Corp.	3,471	125,373
Machinery — 5.0%
Alliance Laundry Holdings, Inc. *	6,963	144,413
Atmus Filtration Technologies, Inc.	2,066	117,287
Enpro, Inc.	1,035	259,423
Hillman Solutions Corp. *	17,335	144,227
Kadant, Inc.	644	188,273

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Mueller Industries, Inc.	2,092	231,793
Toro Co. (The)	1,407	131,470
		1,216,886
Media — 3.0%
John Wiley & Sons, Inc., Class A	10,103	384,924
Stagwell, Inc. *	53,565	336,924
		721,848
Multi-Utilities — 0.9%
Unitil Corp.	4,079	213,087
Office REITs — 1.5%
Easterly Government Properties, Inc., Class A	9,037	193,663
Highwoods Properties, Inc.	8,361	179,009
		372,672
Oil, Gas & Consumable Fuels — 5.1%
Chord Energy Corp.	1,710	243,128
CNX Resources Corp. *	7,745	298,570
Magnolia Oil & Gas Corp., Class A	11,495	362,897
Matador Resources Co.	5,248	331,568
		1,236,163
Personal Care Products — 0.5%
Interparfums, Inc.	1,264	114,822
Pharmaceuticals — 0.8%
Prestige Consumer Healthcare, Inc. *	3,087	182,966
Professional Services — 0.4%
Korn Ferry	1,629	102,546
Residential REITs — 1.4%
Centerspace	2,228	127,999
Independence Realty Trust, Inc.	13,386	199,317
		327,316
Retail REITs — 1.7%
Kite Realty Group Trust	11,301	277,440
Tanger, Inc.	4,028	136,871
		414,311
Semiconductors & Semiconductor Equipment — 0.7%
Synaptics, Inc. *	2,269	158,921
Specialty Retail — 2.3%
Group 1 Automotive, Inc.	739	244,336
Petco Health & Wellness Co., Inc. *	47,107	130,957
Urban Outfitters, Inc. *	2,875	182,131
		557,424

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	782	207,480
McGrath RentCorp	2,451	270,296
		477,776
Water Utilities — 0.8%
American States Water Co.	2,515	190,184
Total Common Stocks (Cost $22,556,792)		24,028,835
Short-Term Investments — 1.9%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $247,677)	247,674	247,699
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $224,424)	224,424	224,424
Total Short-Term Investments (Cost $472,101)		472,123
Total Investments — 101.5% (Cost $23,028,893)		24,500,958
Liabilities in Excess of Other Assets — (1.5)%		(372,023)
NET ASSETS — 100.0%		24,128,935

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $230,803.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$24,500,958	$—	$—	$24,500,958

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$1,648,947	$1,401,125	$(145)	$22	$247,699	247,674	$2,085	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	782,797	558,373	—	—	224,424	224,424	2,593	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	427,069	3,324,683	3,751,752	—	—	—	—	13,062	—
Total	$427,069	$5,756,427	$5,711,250	$(145)	$22	$472,123		$17,740	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.